Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
10. Earnings per share
Profit attributable to ordinary equity holders of parent	£ 1,526	£ 2,461	£ 1,597
Basic weighted average number of shares in issue	17,300	17,200	17,075
Number of potential ordinary shares	368	282	308
Diluted weighted average number of shares	17,668	17,482	17,383
Basic earnings per ordinary share	£ 0.088	£ 0.143	£ 0.094
Diluted earnings per share	£ 0.086	£ 0.141	£ 0.092